Financial asset at fair value through profit or loss - Disclosure Of Reconciliation Of Changes In Fair Value Measurement Assets Explanatory (Detail) - CNY (¥)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in fair value measurement assets
At the end of the year		¥ 5,000,000
Equity investments [member]
Disclosure of reconciliation of changes in fair value measurement assets
At the beginning of the year	[1]	0
At the end of the year	[1]	5,000,000	¥ 0
Equity investments [member] | Financial assets at fair value through profit or loss, category
Disclosure of reconciliation of changes in fair value measurement assets
At the beginning of the year		0	0
Additions		5,000,000	0
At the end of the year		¥ 5,000,000	¥ 0

[1]	Investment